Schedule I—Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF THE COMPANY
	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
ASSETS:			Note2(u)
Current assets:
Cash and cash equivalents	14,507	38,512	5,584
Short term investments	34,705	27,619	4,004
Other receivables and amounts due from subsidiaries and affiliates	635,953	417,613	60,549
Total current assets	685,165	483,744	70,137
Non-current assets:
Investment in subsidiaries	3,328,864	2,520,667	365,463
Investment in an affiliate	6,378	4,035	585
Total assets	4,020,407	3,008,446	436,185

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables and accrued expenses and amounts due to subsidiaries	2,182,522	1,385,043	200,813
Total liabilities	2,182,522	1,385,043	200,813
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued 1,073,891,784 and 1,074,291,784 shares, of which 1,073,891,784 and 1,072,842,484 shares were outstanding as of December 31, 2021 and 2022, respectively)	8,089	8,091	1,173
Treasury Stock	—	(10)	(1)
Additional paid-in capital	—	461	67
Retained earnings	1,868,936	1,647,504	238,866
Accumulated other comprehensive loss	(39,140)	(32,643)	(4,733)
Total equity	1,837,885	1,623,403	235,372
Total liabilities and shareholders’ equity	4,020,407	3,008,446	436,185

Statements of Income and Comprehensive Income

(In thousands)

	Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
General and administrative expenses	(4,204)	(331)	(11,318)	(1,641)
Selling expenses	281	—	—	—
Interest income	1,044	2	5	1
Others, net	—	—	17,495	2,536
Equity in earnings of subsidiaries and an affiliate	271,133	251,318	94,090	13,642
Net Income attributable to the Company’s shareholders	268,254	250,989	100,272	14,538
Other comprehensive income (loss):
Foreign currency translation adjustments	9,639	(9,116)	3,728	541
Unrealized net gains on available-for-sale investments	23,811	6,252	(1,919)	(278)
Share of other comprehensive (loss) gain of affiliates	(3,016)	(1,281)	4,688	680
Comprehensive income attributable to the Company’s shareholders	298,688	246,844	106,769	15,481

Statements of Cash Flows

(In thousands)

	Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cash flow from operating activities:
Net income	268,254	250,989	100,272	14,538
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	(271,133)	(251,318)	(94,090)	(13,642)
Compensation expenses associated with stock options	(393)	—	461	67
Changes in operating assets and liabilities:
Other receivables	26	392	—	—
Other payables	(7,707)	(847)	696	102
Net cash (used in) from operating activities	(10,953)	(784)	7,339	1,065
Cash flows (used in) generated from investing activities
Purchase of short-term investments	(71,382)	—
Changes in investment in subsidiaries and an affiliate	26,195	43,757	907,006	131,504
Advances to subsidiaries and affiliates	660,004	157,582	(689,780)	(100,009)
Proceeds from disposal of short-term investments	73,310	—	10,095	1,464
Net cash generated from investing activities	688,127	201,339	227,321	32,959
Cash flows generated from (used in) financing activities:
Proceeds on exercise of stock options	—	—	2	—
Dividends paid	(388,499)	(242,518)	(317,730)	(46,067)
Repurchase of ordinary shares from open market	—	—	(3,984)	(578)
Repayment of subscription from the 521 Plan participants	(250,312)	—	—	—
Net cash generated used in financing activities	(638,811)	(242,518)	(321,712)	(46,645)
Net increase (decrease) in cash and cash equivalents	38,363	(41,963)	(87,052)	(12,621)
Cash and cash equivalents and restricted cash at beginning of year	32,314	66,345	14,507	2,103
Effect of exchange rate changes on cash and cash equivalents	(4,332)	(9,875)	111,057	16,102
Cash and cash equivalents and restricted cash at end of the year	66,345	14,507	38,512	5,584

Schedule I has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

As of December 31, 2022, RMB1,461,214 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2020, 2021 and 2022.

As of December 31, 2022, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Company except for those which have been separately disclosed in the consolidated financial statements, if any.

Basis of preparation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group as of December 31, 2021 and 2022 and the years ended 2020, 2021 and 2022.